Stockholders' Deficiency: Share-based Compensation, Stock Options, Activity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Tables/Schedules
Share-based Compensation, Stock Options, Activity

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of September 30, 2017 and March 31, 2017	164,590	0.0001

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of March 31, 2017 and December 31, 2016	164,590	0.0001